Noncontrolling Interests (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Beginning Balance	$ (1,724,627)	$ 638,846	$ 638,846
Proportionate shares of net loss	(227,218)	$ (181,734)	(2,334,853)
Foreign currency translation adjustment	7,362		(28,620)
Total	$ (1,944,483)		$ (1,724,627)